ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses consist of the following (in thousands):

	June 30,	December 31,
	2013	2012
Accrued compensation and benefits	$530	$958
Accrued research and development	49	100
Accrued other	249	234
Total accrued expenses	$828	$1,292

Accrued expenses consist of the following (in thousands):

	December 31, 2012	December 31, 2011
Accrued compensation and benefits	$958	$674
Accrued research and development	100	-
Accrued other	234	54
Total accrued expenses	$1,292	$728